Income Taxes - Changes to OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Unrealized change in fair value of marketable securities	$ 0.0	$ 0.2
Hedges	0.0	0.1
Total income taxes related to OCI	$ 0.0	$ 0.3